Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments [abstract]
Derivative financial assets, Held for trading	₺ 794,399	₺ 1,941,240
Derivative financial assets, Derivatives used for hedge accounting	1,199,843	1,642,001
Derivative financial assets	1,994,242	3,583,241
Derivative financial liabilities, Held for trading	131,074
Derivative financial liabilities, Derivatives used for hedge accounting	21,432	99,413
Derivative financial liabilities	₺ 152,506	₺ 99,413